Summary of Significant Accounting Policies - Summary of Rollforward of Level 3 Warrant Liability and Contingent Consideration (Details) (10-K) - USD ($) $ in Thousands		12 Months Ended
	Jun. 26, 2019	Dec. 28, 2019	Dec. 29, 2018
Beginning balance		$ 9,731	$ 5,029
Earnout adjustment
Change in fair value		(537)
Ending balance		3,939	9,731
CBS Butler Holdings Limited [Member]
Earnout adjustment			(146)
Interest accretion			682
Earnout payment		(3,930)
Gain on settlement of earnout		(1,077)
Key Resources, Inc [Member]
Deferred consideration		408	3,531
Clement May, Limited [Member]
Earnout payment		$ (656)	$ 635
Deferred consideration	$ 444